Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023	Sep. 24, 2022	Sep. 25, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay versus Performance

The information below is provided pursuant to the SEC pay versus performance disclosure requirements set forth in Item 402(v) of SEC Regulation S-K (the “Pay Versus Performance Rule”), which requires companies to disclose certain information about the relationship between performance and the compensation of named executive officers.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year(a)	Summary Compensation Table Total for Mr. Cook($)(b)	Compensation Actually Paid to Mr. Cook($)(c)	Average Summary Compensation Table Total for Other NEOs($)(d)	Average Compensation Actually Paid to Other NEOs($)(e)	Total Shareholder Return($)(f)	Peer Group Total Shareholder Return($)(g)	Net Income ($M)(h)	Net Sales ($M)(i)
2024	74,609,802	168,980,568	27,178,896	58,633,525	207.59	198.69	93,736	391,035
2023	63,209,845	106,643,588	26,943,956	41,980,664	155.24	131.99	96,955	383,285
2022	99,420,097	128,833,021	27,150,293	41,564,946	135.59	97.30	99,803	394,328
2021	98,734,394	311,845,801	26,987,631	75,307,922	131.69	139.22	94,680	365,817
(1)	The dollar amounts in column (b) represent the compensation reported for Mr. Cook for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.
(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2024
	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	74,609,802	27,178,896
Grant Date Fair Value of Stock Awards from SCT	(58,088,946)	(22,157,075)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	75,382,825	29,010,085
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	77,214,393	24,680,921
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	(137,506)	(79,302)
Fair Value at Vesting Date of Vested Awards Granted in Current Year	0	0
Compensation Actually Paid	168,980,568	58,633,525
(a)	In the prior year’s Proxy Statement, based on prior SEC guidance, time-based RSUs were considered “vested” on the date of retirement eligibility. In subsequent guidance, the SEC clarified that awards that will vest upon retirement should only be considered vested for purposes of calculating CAP if and when any other conditions applicable to the award are also satisfied; otherwise such awards are still considered unvested until such additional conditions are satisfied for the purposes of CAP. Mr. Cook is the only named executive officer with retirement eligibility provisions in his RSU awards. The historical CAP values disclosed in prior years (2021, 2022, 2023) for Mr. Cook have not been updated. The 2024 CAP calculations capture the change in fair value of unvested, retirement-eligible RSUs from the start of 2024. If the changes were applied retroactively, Mr. Cook’s CAP value would have been unchanged in 2021, $130,823,584 in 2022, and $118,501,608 in 2023. The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2024, 2023, and 2022” and footnote 1 to the “Grants of Plan-Based Awards – 2024” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2024 grants) and from prior year-end (for 2021, 2022 and 2023 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, including updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the respective award.
(3)	The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. For each of 2021, 2022, 2023, and 2024, the other NEOs were Luca Maestri, Kate Adams, Deirdre O’Brien, and Jeff Williams.
(4)	Apple’s TSR in column (f) was determined based on the value of an initial fixed investment of $100, as of September 26, 2020, including the reinvestment of any dividends.
(5)	The peer group used to calculate Peer Group TSR in column (g) is our 2024 primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement. TSR is based on the value of an initial fixed investment of $100 at the start of 2021 and is weighted for the market capitalization of each peer company in each applicable year. If the primary peer group from the 2023 Proxy Statement were used, the Peer Group TSR would be $137.92, $97.32, $123.52, and $167.84 for 2021, 2022, 2023, and 2024, respectively.
(6)	In addition to Relative TSR and Operating Income, Net Sales in column (i) represents the most important financial performance measure used to link Compensation Actually Paid to Company performance (the “Company Selected Measure” as defined in the Pay Versus Performance rules).

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote [Text Block]
(1)	The dollar amounts in column (b) represent the compensation reported for Mr. Cook for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant years.
(3)	The dollar amounts in column (d) represent the average amounts of compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table for the relevant fiscal year. For each of 2021, 2022, 2023, and 2024, the other NEOs were Luca Maestri, Kate Adams, Deirdre O’Brien, and Jeff Williams.

Peer Group Issuers, Footnote [Text Block]
(5)	The peer group used to calculate Peer Group TSR in column (g) is our 2024 primary peer group as disclosed in the Compensation Discussion and Analysis section of this Proxy Statement. TSR is based on the value of an initial fixed investment of $100 at the start of 2021 and is weighted for the market capitalization of each peer company in each applicable year. If the primary peer group from the 2023 Proxy Statement were used, the Peer Group TSR would be $137.92, $97.32, $123.52, and $167.84 for 2021, 2022, 2023, and 2024, respectively.

PEO Total Compensation Amount	$ 74,609,802	$ 63,209,845	$ 99,420,097	$ 98,734,394
PEO Actually Paid Compensation Amount	$ 168,980,568	106,643,588	128,833,021	311,845,801
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2024
	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	74,609,802	27,178,896
Grant Date Fair Value of Stock Awards from SCT	(58,088,946)	(22,157,075)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	75,382,825	29,010,085
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	77,214,393	24,680,921
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	(137,506)	(79,302)
Fair Value at Vesting Date of Vested Awards Granted in Current Year	0	0
Compensation Actually Paid	168,980,568	58,633,525
(a)	In the prior year’s Proxy Statement, based on prior SEC guidance, time-based RSUs were considered “vested” on the date of retirement eligibility. In subsequent guidance, the SEC clarified that awards that will vest upon retirement should only be considered vested for purposes of calculating CAP if and when any other conditions applicable to the award are also satisfied; otherwise such awards are still considered unvested until such additional conditions are satisfied for the purposes of CAP. Mr. Cook is the only named executive officer with retirement eligibility provisions in his RSU awards. The historical CAP values disclosed in prior years (2021, 2022, 2023) for Mr. Cook have not been updated. The 2024 CAP calculations capture the change in fair value of unvested, retirement-eligible RSUs from the start of 2024. If the changes were applied retroactively, Mr. Cook’s CAP value would have been unchanged in 2021, $130,823,584 in 2022, and $118,501,608 in 2023. The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2024, 2023, and 2022” and footnote 1 to the “Grants of Plan-Based Awards – 2024” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2024 grants) and from prior year-end (for 2021, 2022 and 2023 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, including updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the respective award.

Non-PEO NEO Average Total Compensation Amount	$ 27,178,896	26,943,956	27,150,293	26,987,631
Non-PEO NEO Average Compensation Actually Paid Amount	$ 58,633,525	41,980,664	41,564,946	75,307,922
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The dollar amounts in columns (c) and (e) represent the amount of “Compensation Actually Paid” (otherwise known as CAP), as computed in accordance with SEC rules. Compensation Actually Paid does not represent cash or equity value realized or paid to our named executive officers (“NEOs”) but rather is a value calculated under applicable SEC rules. The following table details how Compensation Actually Paid is determined:

	2024
	Mr. Cook ($)	Average for Other NEO ($)
Summary Compensation Table (“SCT”) Total	74,609,802	27,178,896
Grant Date Fair Value of Stock Awards from SCT	(58,088,946)	(22,157,075)
Fair Value of Equity Awards Granted in the Year and Unvested as of Year End	75,382,825	29,010,085
Change in Fair Value from Prior Year End of Outstanding and Unvested Awards Granted in Prior Years	77,214,393	24,680,921
Change in Fair Value from Prior Year End of Vested(a) Awards Granted in Prior Years	(137,506)	(79,302)
Fair Value at Vesting Date of Vested Awards Granted in Current Year	0	0
Compensation Actually Paid	168,980,568	58,633,525
(a)	In the prior year’s Proxy Statement, based on prior SEC guidance, time-based RSUs were considered “vested” on the date of retirement eligibility. In subsequent guidance, the SEC clarified that awards that will vest upon retirement should only be considered vested for purposes of calculating CAP if and when any other conditions applicable to the award are also satisfied; otherwise such awards are still considered unvested until such additional conditions are satisfied for the purposes of CAP. Mr. Cook is the only named executive officer with retirement eligibility provisions in his RSU awards. The historical CAP values disclosed in prior years (2021, 2022, 2023) for Mr. Cook have not been updated. The 2024 CAP calculations capture the change in fair value of unvested, retirement-eligible RSUs from the start of 2024. If the changes were applied retroactively, Mr. Cook’s CAP value would have been unchanged in 2021, $130,823,584 in 2022, and $118,501,608 in 2023. The fair values of the RSUs included in the compensation actually paid to our CEO and the average compensation actually paid to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described above in footnote 1 to the “Summary Compensation Table – 2024, 2023, and 2022” and footnote 1 to the “Grants of Plan-Based Awards – 2024” table, respectively. Any changes to the time-based RSU and performance-based RSU grant date fair values (for 2024 grants) and from prior year-end (for 2021, 2022 and 2023 grants) are based on an updated stock price valuation on the measurement dates and for the performance-based RSUs, including updated input variables for the Monte-Carlo model to estimate the probability of satisfying the performance objectives established for the respective award.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and our Total Shareholder Return

Long-term equity incentives represent a vast majority of our named executive officers’ total target compensation and our stock price performance, measured by TSR, is the key driver of Compensation Actually Paid. We also use Relative TSR as the key performance measure for our performance-based RSUs. In 2024, Apple’s TSR on an absolute basis was high, 33.72%, while the TSR of our 2024 primary peer group was 50.53%. Over the four-year period covered in the table, Apple’s TSR of 107.59% outpaced the TSR of the peer group of 98.69%. Apple’s Relative TSR measured against the members of the S&P 500 Index, the peer group we use for performance-based RSUs, was also strong, resulting in above-target payout for the performance-based RSUs granted in 2021 with the performance period ending in 2024. Further, the TSR relative to the currently outstanding performance-based RSUs (granted in 2022, 2023, and 2024) continues to trend towards target or above-target payouts due to strong TSR relative to the members of the S&P 500. This shows how Compensation Actually Paid to our named executive officers and TSR are tightly linked.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

Net Income is generally a key indicator of company profitability and, for Apple, can contribute to changes in our stock price, which, in turn, drives Compensation Actually Paid. There is no direct correlation between Net Income and Compensation Actually Paid from 2021 to 2024 as we do not use Net Income as a financial measure in our executive compensation program. Operating Income and Net Sales are the two financial performance measures for our Cash Incentive Plan.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and Net Sales

Net Sales is the financial measure, in addition to operating income, that the People and Compensation Committee has set for our Cash Incentive Plan. Net Sales and Operating Income are equally the most important financial metrics in determining Compensation Actually Paid behind Relative TSR. Similar to Operating Income, Net Sales have consistently increased year-over-year from 2021 to 2024, and the sustained strong performance led to above target or maximum bonus payouts in each of 2021, 2022, 2023 and 2024, which, in turn, increased Compensation Actually Paid to our named executive officers.

Tabular List, Table

Other Relevant Financial Performance Measures

For 2024, the following list represented the most important financial performance measures used by Apple to link Compensation Actually Paid with our financial performance:

Net Sales
Operating Income
Relative TSR

Total Shareholder Return Amount	$ 207.59	155.24	135.59	131.69
Peer Group Total Shareholder Return Amount	198.69	131.99	97.30	139.22
Net Income (Loss) Attributable to Parent	$ 93,736,000,000	$ 96,955,000,000	$ 99,803,000,000	$ 94,680,000,000
Company Selected Measure Amount	391,035,000,000	383,285,000,000	394,328,000,000	365,817,000,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
PEO [Member] | Grant Date Fair Value Of Stock Awards From S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (58,088,946)
PEO [Member] | Fair Value Of Equity Awards Granted In The Year And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	75,382,825
PEO [Member] | Change In Fair Value From Prior Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,214,393
PEO [Member] | Change In Fair Value From Prior Year End Of Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(137,506)
PEO [Member] | Fair Value At Vesting Date Of Vested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock Awards From S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(22,157,075)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted In The Year And Unvested As Of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,010,085
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End Of Outstanding And Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,680,921
Non-PEO NEO [Member] | Change In Fair Value From Prior Year End Of Vested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,302)
Non-PEO NEO [Member] | Fair Value At Vesting Date Of Vested Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0
Cook [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Mr. Cook	Mr. Cook	Mr. Cook	Mr. Cook
Maestri [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Luca Maestri	Luca Maestri	Luca Maestri	Luca Maestri
Adams [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Kate Adams	Kate Adams	Kate Adams	Kate Adams
O Brien [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Deirdre O’Brien	Deirdre O’Brien	Deirdre O’Brien	Deirdre O’Brien
Williams [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Jeff Williams	Jeff Williams	Jeff Williams	Jeff Williams